CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
CONTINGENCIES
PROVISIONS FOR CONTINGENCIES

The Company is subject to legal proceedings and claims which arise in the ordinary course of its business. The Company has recorded a provision for labor and regulatory claims where the risk of loss is considered probable. The final resolution of these potential claims is not likely to have a material effect on the results of operations, cash flow or the financial position of the Company.

Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2017	2016

Reserve for labor claims	49	138
Reserve for regulatory claims	1,130	1,807
TOTAL	1,179	1,945

Roll forward is as follows:

	As of December 31,
	2017	2016	2015

Balance at beginning of year	1,945	650	794
Additions	527	1,343	490
Additions related to business combinations (note 23)	—	817	—
Recovery	—	(344)	(253)
Utilization of provision for contingencies	(1,320)	(400)	(91)
Foreign exchange	27	(121)	(290)
Balance at end of year	1,179	1,945	650
CONTINGENCIES

On February 10, 2012, Federacion Argentina de Empleados de Comercio y Servicios (''FAECYS'') filed a lawsuit against our Argentine subsidiary, Sistemas Globales S.A., in which FAECYS is demanding the application of its collective labor agreement to the employees of that subsidiary. According to FAECYS's claim, Sistemas Globales should have withheld and transferred to FAECYS an amount of 0.5% of the gross monthly salaries of Sistemas Globales's employees from October 2006 through October 2011. Furthermore, FAECYS' claim may be increased to cover withholdings from October 2006 through the date of a future judgment.

Although we believe Sistemas Globales has meritorious defenses to this lawsuit, no assurance can be provided as to what the ultimate outcome of this matter will be. In the opinion of our management and our legal advisors, an adverse outcome from this claim is not probable. Consequently, no amount has been accrued at December 31, 2017. We estimate that the amount of possible loss as of the date of issuance of these financial statements ranges between 0.7 and 0.8, including legal costs and expenses.

In December 2015, we received a civil investigative demand from the U.S. Attorney's Office for the Northern District of Texas (the "US DOJ") for the production of records in connection with an investigation relating to alleged non-compliance with laws governing the application for and use of B visas during the period January 1, 2009 through December 31, 2015 (the "Relevant Period").

In order to avoid the inconvenience and expense of litigation, we settled this matter by entering into a Settlement Agreement with the US DOJ ("Settlement Agreement") on March 15, 2017. Under the terms of the Settlement Agreement, we denied the US DOJ's allegations and all liability in connection with the conduct alleged by the US DOJ to have involved 21 employees from June 2010 through December 2012. Under the Settlement Agreement, we agreed, among other things, to pay an amount equal to 1,000. Of that amount, 500 is attributable to penalties connected to the above-described conduct and 500 is attributable to reimbursement of the US DOJ's investigative costs. In return, the US DOJ has agreed, among other things, to release us and/or our affiliates from any civil or administrative monetary claim that the US DOJ has for the above-described conduct during the Relevant Period with respect to the foreign nationals referenced in the Settlement Agreement, subject to customary exceptions. On March 17, 2017, we paid the total amount of 1,000 related to this agreement.

Our U.S. subsidiary, Globant LLC, is currently under examination by the Internal Revenue Service ("IRS") regarding payroll and employment taxes primarily in connection with services performed by employees of certain of our subsidiaries in the United States from 2013 to 2015. Such examination is currently in progress and, at this stage, we cannot make any predictions about the final outcome of this matter. Management estimates that the amount of possible loss as of December 31, 2017 could range between 300 and 500.

The Company's US subsidiary, Globant LLC, was under examination for fiscal year 2012 by the Internal Revenue Service ("IRS") regarding transfer pricing matters and others related to the activities performed by the Company's subsidiaries in the US. On August 31, 2016, the IRS issued final outcome of the audit resulted in no adjustment to the originally reported profit of the Company on the 2012 income tax return.

As of December 31, 2017, the Company is also a party in certain labor claims where the risk of loss is considered possible. The final resolution of these claims is not likely to have a material effect on the Company's financial position and results of operations.

During the year ended December 31, 2017, some labor claims where the Company was involved came to final resolution and a utilization of the provision for contingencies was recorded for an amount of 320.